Taxes - Summary of Effective Income Tax Rate (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Effective Income Tax Rate [Line Items]
Percentage Of Excluding Tax Benefit Arising From The Sale	15.10%
Amount of Tax Benefit	$ 94
Income Tax [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Adjustment of deferred tax of prior periods	55	$ 22	$ 231
Pluto PRRT Deferred Tax Asset [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Adjustment of deferred tax of prior periods	$ 502	$ 637
Scarborough Project [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Percentage Of Sale Of Share	15.10%
Global [member] | Income Tax [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Effective income tax reconciliation percentage	26.90%	30.20%	30.00%
Australia [member] | Income Tax [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Effective income tax reconciliation percentage	18.30%	27.50%	30.70%
Top of range [member] | Global [member] | Income Tax [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Effective income tax reconciliation percentage	28.80%
Top of range [member] | Australia [member] | Income Tax [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Effective income tax reconciliation percentage	31.70%
Sangomar [member]
Disclosure Of Effective Income Tax Rate [Line Items]
Net deferred tax assets	$ 342